Valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Summary of valuation and qualifying accounts

						$ million
		2019		2018		2017
	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments
At 1 January – IAS 39	416	235	335	314	392	335
Adjustment on adoption of IFRS 9	—	—	115	(85)	—	—
At 1 January – IFRS 9	416	235	450	229	392	335
Charged to costs and expenses	206	28	30	10	68	47
Charged to other accounts[a]	(2)	—	(12)	(1)	13	3
Deductions	(111)	(14)	(52)	(3)	(138)	(71)
At 31 December	509	249	416	235	335	314
[a] Principally exchange adjustments.